FINANCIAL INSTRUMENTS (Details)															12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009	Dec. 31, 2011 Recurring Basis [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] USD ($)	Dec. 31, 2011 Recurring Basis [Member] Significant Other Observable Inputs (Level 2) [Member] USD ($)	Dec. 31, 2011 Recurring Basis [Member] Significant Unobservable Inputs (Level 3) [Member] USD ($)	Dec. 31, 2011 Carrying Value [Member] USD ($)	Dec. 31, 2010 Carrying Value [Member] USD ($)	Dec. 31, 2011 Fair Value [Member] USD ($)	Dec. 31, 2010 Fair Value [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 1 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 2 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 3 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 4 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 5 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] USD ($)		Dec. 31, 2011 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] NOK		Dec. 31, 2011 Interest Rate Swap 8 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 9 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Currency Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Currency Swap [Member] Designated as Hedging Instrument [Member] NOK	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)
Interest rate swaps [Abstract]
Notional principal															$ 394,210,000	$ 175,013,000	$ 90,837,000	$ 51,902,000	$ 41,772,000	$ 33,051,000	$ 84,594,000		500,000,000		$ 49,772,000	$ 49,597,000	$ 100,000,000
Notional principal, at maturity															122,632,000	98,269,000	86,612,000	51,902,000	24,794,000	32,244,000					43,394,000	22,114,000
Inception date															Mar. 31, 2010	Apr. 30, 2006	Sep. 30, 2007	Jan. 31, 2008	Mar. 31, 2008	Mar. 31, 2008	Oct. 31, 2010		Oct. 31, 2010		Apr. 30, 2011	May 31, 2011	Aug. 31, 2011	Oct. 31, 2010	Oct. 31, 2010
Maturity date															Mar. 31, 2015	May 31, 2019	Sep. 30, 2012	Jan. 31, 2012	Aug. 31, 2018	Jun. 30, 2012	Apr. 30, 2014		Apr. 30, 2014		Dec. 31, 2018	Jan. 31, 2019	Aug. 31, 2021	Apr. 30, 2014	Apr. 30, 2014
Fixed interest rate (in hundredths)																5.65%	4.85%	3.69%		1.88%	5.32%	[1]	5.32%	[1]
Fixed interest rate range, low end (in hundredths)															1.96%				4.05%						2.13%	1.70%	2.50%
Fixed interest rate range, high end (in hundredths)															2.22%				4.15%						2.80%	2.58%	2.93%
Total notional principal amount subject to interest rate swap agreements	1,070,700,000	1,030,500,000
Currency swaps [Abstract]
Principal receivable																													500,000,000
Principal payable																												84,600,000
Inception date															Mar. 31, 2010	Apr. 30, 2006	Sep. 30, 2007	Jan. 31, 2008	Mar. 31, 2008	Mar. 31, 2008	Oct. 31, 2010		Oct. 31, 2010		Apr. 30, 2011	May 31, 2011	Aug. 31, 2011	Oct. 31, 2010	Oct. 31, 2010
Maturity date															Mar. 31, 2015	May 31, 2019	Sep. 30, 2012	Jan. 31, 2012	Aug. 31, 2018	Jun. 30, 2012	Apr. 30, 2014		Apr. 30, 2014		Dec. 31, 2018	Jan. 31, 2019	Aug. 31, 2021	Apr. 30, 2014	Apr. 30, 2014
Derivative, Fair value [Abstract]
Liabilities	79,870,000	57,291,000									70,071,000	53,252,000	1,445,000	0																2,012,000	0	97,000	0	6,245,000	4,039,000
Assets	0	1,894,000																												0	1,894,000
Fair Values, Non-derivatives [Abstract]
Cash and cash equivalents	94,915,000			94,915,000			94,915,000	86,967,000	94,915,000	86,967,000
Restricted cash							0	5,601,000	0	5,601,000
Available for sale securities	23,324,000			23,324,000			23,324,000	0	23,324,000	0
Floating rate NOK bonds due 2014	63,769,000			63,769,000			74,583,000	78,955,000	63,769,000	78,955,000
USD Senior Notes due 2013	264,269,000			264,269,000			274,209,000	296,074,000	264,269,000	300,885,000
Unsecured convertible bonds	84,876,000			84,876,000			125,000,000	0	84,876,000	0
Fair Values, Derivatives [Abstract]
Interest rate/currency swap contracts - long term receivables							0	1,894,000	0	1,894,000
Interest rate swap contracts - long term payables	79,870,000				79,870,000		79,870,000	57,291,000	79,870,000	57,291,000
Non-designated options to extend certain interest rate swaps	6,200,000	4,000,000
Assets [Abstract]
Cash and cash equivalents	94,915,000			94,915,000			94,915,000	86,967,000	94,915,000	86,967,000
Restricted cash							0	5,601,000	0	5,601,000
Available for sale securities	23,324,000			23,324,000			23,324,000	0	23,324,000	0
Interest rate/currency swap contracts - long term receivables							0	1,894,000	0	1,894,000
Total assets	118,239,000			118,239,000		0
Liabilities [Abstract]
Floating rate NOK bonds due 2014	63,769,000			63,769,000			74,583,000	78,955,000	63,769,000	78,955,000
Senior Notes due 2013	264,269,000			264,269,000			274,209,000	296,074,000	264,269,000	300,885,000
Unsesured convertible bonds	84,876,000			84,876,000			125,000,000	0	84,876,000	0
Interest rate swap contracts - long term payables	79,870,000				79,870,000		79,870,000	57,291,000	79,870,000	57,291,000
Total liabilities	$ 492,784,000			$ 412,914,000	$ 79,870,000	$ 0
Concentrations of risk [Abstract]
Percentage of operating revenue from a single customer (in hundredths)	56.00%	70.00%	72.00%

[1]	This swap relates to the NOK500 million unsecured bonds, and the 5.32% fixed interest rate paid is exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchange for LIBOR, excluding margin on the underlying loans.